UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22917

Absolute Shares Trust
_______________________________________
(Exact name of registrant as specified in charter)

331 NEWMAN SPRINGS ROAD, SUITE 122
RED BANK, NJ 07701

(Address of principal executive offices) (Zip code)

DON SCHREIBER, JR.
MILLINGTON SECURITIES, INC.
331 NEWMAN SPRINGS ROAD, SUITE 122
RED BANK, NJ 07701

 (Name and address of agent for service)

732-842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

WBI SMID Tactical Growth Shares
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 66.0%
Consumer Discretionary - 8.2%
26,082	Blue Nile, Inc. *	$874,790
28,193	Cheesecake Factory, Inc. +	1,521,294
148,328	Goodyear Tire & Rubber Company	4,350,460
27,404	Target Corporation +	2,155,599
		8,902,143
Consumer Staples - 8.0%
34,883	Altria Group, Inc.	1,897,635
51,169	Church & Dwight Company, Inc.	4,293,079
64,233	Fresh Del Monte Produce, Inc. +	2,537,846
		8,728,560
Financials - 30.4%
73,501	AmTrust Financial Services, Inc. +	4,629,093
99,800	Bank Of The Ozarks, Inc. +	4,367,248
46,830	CME Group, Inc. +	4,343,014
23,900	Customers Bancorp, Inc. *	614,230
29,120	Home BancShares, Inc.	1,179,360
363,926	Investors Bancorp, Inc. +	4,490,847
31,440	LegacyTexas Financial Group, Inc.	958,291
53,468	MSCI, Inc.	3,179,207
34,805	South State Corporation	2,675,460
111,481	Synovus Financial Corporation	3,299,838
88,337	XL Group plc	3,208,400
		32,944,988
Industrials - 4.9%
44,273	AZZ, Inc.	2,155,652
74,017	Owens Corning	3,102,053
		5,257,705
Information Technology - 13.5%
96,897	Broadcom Corporation	4,983,413
48,000	Genpact, Ltd. *	1,133,280
21,009	Jack Henry & Associates, Inc.	1,462,436
86,929	Monolithic Power Systems, Inc. +	4,450,765
31,143	SYNNEX Corporation +	2,649,024
		14,678,918
Telecommunication Services - 1.0%
63,068	General Communication, Inc. *	1,088,554
TOTAL COMMON STOCKS (Cost $71,801,930)		71,600,868

EXCHANGE TRADED NOTES - 1.3%
56,007	iPATH S&P 500 VIX Short-Term Futures ETN *	1,433,779
TOTAL EXCHANGE TRADED NOTES (Cost $1,639,627)		1,433,779

SHORT-TERM INVESTMENTS - 46.4%
25,174,546	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (a)	25,174,546
25,241,913	Mount Vernon Securities Lending Prime Portfolio, 0.25% (a) ^	25,241,913
TOTAL SHORT-TERM INVESTMENTS (Cost $50,416,459)		50,416,459

TOTAL INVESTMENTS - 113.7% (Cost $123,858,016)		123,451,106
Liabilities in Excess of Other Assets - (13.7)%		(14,860,222)
NET ASSETS - 100.0%		$108,590,884

*	Non-income producing security.
(a)	The rate quoted was the annualized seven-day yield as of September 30, 2015
+	All or a portion of this security is out on loan as of September 30, 2015. Total value of securities out on loan was $25,035,033.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral had a value of $25,241,913 as of September 30, 2015.

WBI SMID Tactical Value Shares
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 60.7%
Consumer Discretionary - 9.9%
71,923	Cheesecake Factory, Inc. +	$3,880,965
43,985	L Brands, Inc.	3,964,368
75,074	Sinclair Broadcast Group, Inc. +	1,900,874
		9,746,207
Consumer Staples - 13.7%
73,594	Altria Group, Inc. +	4,003,513
45,841	Church & Dwight Company, Inc. +	3,846,060
34,943	Dr Pepper Snapple Group, Inc.	2,762,244
34,509	McCormick & Company, Inc. +	2,835,950
		13,447,767
Financials - 25.9%
65,162	AmTrust Financial Services, Inc. +	4,103,903
102,594	Aspen Insurance Holdings, Ltd.	4,767,543
41,015	First Financial Bankshares, Inc.	1,303,457
45,082	Hanover Insurance Group, Inc.	3,502,871
19,364	Independent Bank Corporation	892,680
77,247	LegacyTexas Financial Group, Inc.	2,354,489
116,645	MB Financial, Inc.	3,807,293
28,422	S&T Bancorp, Inc.	927,126
106,353	XL Group plc +	3,862,741
		25,522,103
Industrials - 10.2%
25,182	Expeditors International of Washington, Inc.	1,184,813
166,739	Knoll, Inc.	3,664,923
6,796	Lockheed Martin Corporation	1,408,879
39,166	Stanley Black & Decker, Inc.	3,798,319
		10,056,934
Information Technology - 1.0%
8,880	Global Payments, Inc.	1,018,802
TOTAL COMMON STOCKS (Cost $60,227,039)		59,791,813

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Financials - 0.9%
118,931	VEREIT, Inc.	918,147
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $994,801)		918,147

EXCHANGE TRADED NOTES - 1.3%
50,867	iPATH S&P 500 VIX Short-Term Futures ETN *	1,302,195
TOTAL EXCHANGE TRADED NOTES (Cost $1,486,032)		1,302,195

SHORT-TERM INVESTMENTS - 52.8%
36,591,396	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (a)	36,591,396
15,368,588	Mount Vernon Securities Lending Prime Portfolio, 0.25% (a) ^	15,368,588
TOTAL SHORT-TERM INVESTMENTS (Cost $51,959,984)		51,959,984

TOTAL INVESTMENTS - 115.7% (Cost $114,667,856)		113,972,139
Liabilities in Excess of Other Assets - (15.7)%		(15,481,524)
NET ASSETS - 100.0%		$98,490,615

*	Non-income producing security.
(a)	The rate quoted was the annualized seven-day yield as of September 30, 2015
+	All or a portion of this security is out on loan as of September 30, 2015. Total value of securities out on loan was $15,099,131.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral had a value of $15,368,588 as of September 30, 2015.

WBI SMID Tactical Yield Shares
Schedule of Investments
September 30, 2015 (Unaudited)

Shares		Security Description	Value
COMMON STOCKS - 44.1%
Consumer Discretionary - 18.1%
137,459		American Eagle Outfitters, Inc.	$2,148,484
101,116		Cheesecake Factory, Inc. +	5,456,219
61,612		Darden Restaurants, Inc. +	4,222,887
26,820		Lowe's Companies, Inc.	1,848,435
322,668		SeaWorld Entertainment, Inc. +	5,746,717
71,590		Target Corporation +	5,631,269
			25,054,011
Consumer Staples - 4.1%
103,662		Altria Group, Inc. +	5,639,213
Energy - 4.2%
118,883		HollyFrontier Corporation	5,806,246
Financials - 7.5%
32,346		Bank Of The Ozarks, Inc.	1,415,461
37,400		Chemical Financial Corporation	1,209,890
28,201		First American Financial Corporation	1,101,813
64,454		First Interstate BancSystem, Inc.	1,794,399
67,461		Home BancShares, Inc.	2,732,171
60,797		XL Group plc	2,208,147
			10,461,881
Industrials - 6.0%
45,528		CH Robinson Worldwide, Inc.	3,085,888
24,790		Lockheed Martin Corporation	5,139,215
2,995		Universal Forest Products, Inc.	172,751
			8,397,854
Utilities - 4.2%
108,581		Cleco Corporation	5,780,852
TOTAL COMMON STOCKS (Cost $61,332,178)			61,140,057

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Financials - 1.9%
335,125		VEREIT, Inc.	2,587,165
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,799,947)			2,587,165

EXCHANGE TRADED NOTES - 1.3%
70,974		iPATH S&P 500 VIX Short-Term Futures ETN *	1,816,935
TOTAL EXCHANGE TRADED NOTES (Cost $2,069,635)			1,816,935

SHORT-TERM INVESTMENTS - 60.8%
66,405,374		Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (a)	66,405,374
17,849,252		Mount Vernon Securities Lending Prime Portfolio, 0.25% (a) ^	17,849,252
TOTAL SHORT-TERM INVESTMENTS (Cost $84,254,626)			84,254,626

TOTAL INVESTMENTS - 108.1% (Cost $150,456,386)			149,798,783
Liabilities in Excess of Other Assets - (8.1)%			(11,133,323)
NET ASSETS - 100.0%			$138,665,460

	*	Non-income producing security.
	(a)	The rate quoted was the annualized seven-day yield as of September 30, 2015
	+	All or a portion of this security is out on loan as of September 30, 2015. Total value of securities out on loan was $17,488,555.
	^	Investments purchased with cash proceeds from securities lending. Total cash collateral had a value of $17,849,252 as of September 30, 2015.

WBI SMID Tactical Select Shares
Schedule of Investments
September 30, 2015 (Unaudited)

Shares		Security Description	Value
COMMON STOCKS - 44.1%
Consumer Discretionary - 11.4%
221,858		American Eagle Outfitters, Inc.	$3,467,640
43,398		Bob Evans Farms, Inc.	1,881,303
36,286		PetMed Express, Inc. +	584,205
50,344		Ruth's Hospitality Group, Inc.	817,587
35,494		Vail Resorts, Inc.	3,715,512
			10,466,247
Consumer Staples - 6.9%
69,503		Altria Group, Inc.	3,780,963
32,688		Dr Pepper Snapple Group, Inc.	2,583,987
			6,364,950
Energy - 3.2%
60,189		HollyFrontier Corporation	2,939,631
Financials - 4.8%
83,416		Bank Of The Ozarks, Inc.	3,650,284
12,983		MSCI, Inc.	771,969
			4,422,253
Industrials - 8.9%
44,002		Cintas Corporation	3,773,171
29,804		Grupo Aeroportuario del Centro Norte Sab de CV - ADR	1,182,027
2,858		Lockheed Martin Corporation	592,492
67,936		Matson, Inc.	2,614,857
			8,162,547
Information Technology - 4.1%
72,906		Broadcom Corporation	3,749,555
Utilities - 4.8%
64,019		American States Water Company	2,650,386
52,073		UGI Corporation	1,813,182
			4,463,568
TOTAL COMMON STOCKS (Cost $40,864,056)			40,568,751

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Financials - 1.9%
224,658		VEREIT, Inc.	1,734,360
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,879,623)			1,734,360

EXCHANGE TRADED NOTES - 1.3%
47,974		iPATH S&P 500 VIX Short-Term Futures ETN *	1,228,134
TOTAL EXCHANGE TRADED NOTES (Cost $1,404,458)			1,228,134

SHORT-TERM INVESTMENTS - 50.3%
46,267,397		Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (a)	46,267,397
44,200		Mount Vernon Securities Lending Prime Portfolio, 0.25% (a) ^	44,200
TOTAL SHORT-TERM INVESTMENTS (Cost $46,311,597)			46,311,597

TOTAL INVESTMENTS - 97.6% (Cost $90,459,734)			89,842,842
Other Assets in Excess of Liabilities- 2.4%			2,179,968
NET ASSETS - 100.0%			$92,022,810

	*	Non-income producing security
	(a)	The rate quoted was the annualized seven-day yield as of September 30, 2015
	ADR	American Depository Receipt
	+	All or a portion of this security is out on loan as of September 30, 2015. Total value of securities out on loan was $41,860.
	^	Investments purchased with cash proceeds from securities lending. Total cash collateral had a value of $44,200 as of September 30, 2015.

WBI Large Cap Tactical Growth Shares
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 46.6%
Consumer Discretionary - 15.8%
4,806	Amazon.com, Inc. *	$2,460,144
42,731	L Brands, Inc. +	3,851,345
56,172	Lowe's Companies, Inc.	3,871,374
319,029	Office Depot, Inc. * +	2,048,166
65,117	Target Corporation +	5,122,103
24,298	The Home Depot, Inc.	2,806,176
		20,159,308
Consumer Staples - 5.8%
44,865	Altria Group, Inc.	2,440,656
9,504	Dr Pepper Snapple Group, Inc.	751,291
50,747	McCormick & Company, Inc. +	4,170,389
		7,362,336
Financials - 7.2%
53,459	AmTrust Financial Services, Inc.	3,366,848
40,948	CME Group, Inc.	3,797,517
64,100	Selective Insurance Group, Inc.	1,990,946
		9,155,311
Health Care - 2.0%
19,433	Cigna Corporation	2,623,844
Industrials - 4.0%
8,810	Lockheed Martin Corporation	1,826,401
26,683	Ryanair Holdings plc - ADR	2,089,279
29,790	Southwest Airlines Company +	1,133,211
		5,048,891
Information Technology - 11.8%
32,941	Adobe Systems, Inc. *	2,708,409
76,398	Broadcom Corporation	3,929,149
59,802	Fiserv, Inc. *	5,179,451
37,814	SYNNEX Corporation +	3,216,459
		15,033,468
TOTAL COMMON STOCKS (Cost $59,577,577)		59,383,158

EXCHANGE TRADED NOTES - 1.3%
65,712	iPATH S&P 500 VIX Short-Term Futures ETN *	1,682,227
TOTAL EXCHANGE TRADED NOTES (Cost $1,923,745)		1,682,227

SHORT-TERM INVESTMENTS - 58.4%
60,703,761	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (a)	60,703,761
13,757,273	Mount Vernon Securities Lending Prime Portfolio, 0.25% (a) ^	13,757,273
TOTAL SHORT-TERM INVESTMENTS (Cost $74,461,034)		74,461,034

TOTAL INVESTMENTS - 106.3% (Cost $135,962,356)		135,526,419
Liabilities in Excess of Other Assets - (6.3)%		(8,012,008)
NET ASSETS - 100.0%		$127,514,411

*	Non-income producing security
(a)	The rate quoted was the annualized seven-day yield as of September 30, 2015
ADR	American Depository Receipt
+	All or a portion of this security is out on loan as of September 30, 2015. Total value of securities out on loan was $13,551,991.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral had a value of $13,757,273 as of September 30, 2015.

WBI Large Cap Tactical Value Shares
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 25.1%
Consumer Discretionary - 3.9%
25,304	L Brands, Inc.	$2,280,649
17,842	The Home Depot, Inc. +	2,060,573
		4,341,222
Consumer Staples - 5.1%
74,774	Altria Group, Inc.	4,067,706
19,930	Dr Pepper Snapple Group, Inc.	1,575,466
		5,643,172
Financials - 8.0%
24,208	CME Group, Inc. +	2,245,050
86,553	First American Financial Corporation	3,381,626
25,571	Hanover Insurance Group, Inc.	1,986,866
28,277	Independent Bank Corporation	1,303,570
		8,917,112
Industrials - 6.1%
47,745	Gibraltar Industries, Inc. *	876,121
9,558	Northrop Grumman Corporation +	1,586,150
45,017	Stanley Black & Decker, Inc.	4,365,749
		6,828,020
Information Technology - 2.0%
26,290	Fiserv, Inc. *	2,276,977
TOTAL COMMON STOCKS (Cost $28,096,753)		28,006,503

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Financials - 0.9%
136,938	VEREIT, Inc.	1,057,161
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,145,330)		1,057,161

EXCHANGE TRADED NOTES - 1.3%
58,519	iPATH S&P 500 VIX Short-Term Futures ETN *	1,498,086
TOTAL EXCHANGE TRADED NOTES (Cost $1,709,537)		1,498,086

SHORT-TERM INVESTMENTS - 71.3%
74,702,660	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (a)	74,702,660
4,951,042	Mount Vernon Securities Lending Prime Portfolio, 0.25% (a) ^	4,951,042
TOTAL SHORT-TERM INVESTMENTS (Cost $79,653,702)		79,653,702

TOTAL INVESTMENTS - 98.6% (Cost $110,605,322)		110,215,452
Other Assets in Excess of Liabilities - 1.4%		1,490,440
NET ASSETS - 100.0%		$111,705,892

*	Non-income producing security.
(a)	The rate quoted was the annualized seven-day yield as of September 30, 2015
+	All or a portion of this security is out on loan as of September 30, 2015. Total value of securities out on loan was $4,931,447.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral had a value of $4,951,042 as of September 30, 2015.

WBI Large Cap Tactical Yield Shares
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 25.3%
Consumer Discretionary - 8.2%
69,391	L Brands, Inc. +	$6,254,211
72,279	Lowe's Companies, Inc.	4,981,469
		11,235,680
Consumer Staples - 9.2%
122,081	Altria Group, Inc.	6,641,206
65,842	The Hershey Company	6,049,563
		12,690,769
Financials - 1.4%
115,065	CVB Financial Corporation +	1,921,585
Industrials - 6.5%
19,328	Lockheed Martin Corporation	4,006,888
62,134	Ryanair Holdings plc - ADR	4,865,092
		8,871,980
TOTAL COMMON STOCKS (Cost $34,233,861)		34,720,014

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Financials - 1.9%
333,479	VEREIT, Inc.	2,574,458
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,785,052)		2,574,458

EXCHANGE TRADED NOTES - 1.3%
71,773	iPATH S&P 500 VIX Short-Term Futures ETN *	1,837,388
TOTAL EXCHANGE TRADED NOTES (Cost $2,096,169)		1,837,388

SHORT-TERM INVESTMENTS - 68.2%
90,539,079	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (a)	90,539,079
3,362,111	Mount Vernon Securities Lending Prime Portfolio, 0.25% (a) ^	3,362,111
TOTAL SHORT-TERM INVESTMENTS (Cost $93,901,190)		93,901,190

TOTAL INVESTMENTS - 96.7% (Cost $133,016,272)		133,033,050
Other Assets in Excess of Liabilities- 3.3%		4,471,188
NET ASSETS - 100.0%		$137,504,238

*	Non-income producing security
(a)	The rate quoted was the annualized seven-day yield as of September 30, 2015
ADR	American Depository Receipt
+	All or a portion of this security is out on loan as of September 30, 2015. Total value of securities out on loan was $3,295,773.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral had a value of $3,362,111 as of September 30, 2015.

WBI Large Cap Tactical Select Shares
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 24.0%
Consumer Discretionary - 12.4%
18,067	Cheesecake Factory, Inc.	$974,896
40,700	Darden Restaurants, Inc. +	2,789,578
71,006	Lowe's Companies, Inc.	4,893,734
43,873	PetMed Express, Inc. +	706,355
51,614	Target Corporation +	4,059,957
11,182	The Home Depot, Inc.	1,291,409
		14,715,929
Consumer Staples - 1.0%
55,209	Delhaize Group - ADR	1,221,775
Financials - 5.8%
25,495	CME Group, Inc. +	2,364,407
91,932	First American Financial Corporation	3,591,783
11,753	South State Corporation	903,453
		6,859,643
Health Care - 1.8%
22,609	Stryker Corporation	2,127,507
Industrials - 3.0%
40,183	Ryanair Holdings plc - ADR	3,146,329
7,055	Universal Forest Products, Inc.	406,932
		3,553,261
TOTAL COMMON STOCKS (Cost $29,134,044)		28,478,115

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Financials - 1.9%
288,492	VEREIT, Inc.	2,227,158
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,412,352)		2,227,158

EXCHANGE TRADED NOTES - 1.3%
61,792	iPATH S&P 500 VIX Short-Term Futures ETN *	1,581,875
TOTAL EXCHANGE TRADED NOTES (Cost $1,806,892)		1,581,875

SHORT-TERM INVESTMENTS - 77.0%
84,071,812	Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (a)	84,071,812
7,278,840	Mount Vernon Securities Lending Prime Portfolio, 0.25% (a) ^	7,278,840
TOTAL SHORT-TERM INVESTMENTS (Cost $91,350,652)		91,350,652

TOTAL INVESTMENTS - 104.2% (Cost $124,703,940)		123,637,800
Liabilities in Excess of Other Assets- (4.2)%		(5,009,901)
NET ASSETS - 100.0%		$118,627,899

*	Non-income producing security
(a)	The rate quoted was the annualized seven-day yield as of September 30, 2015
ADR	American Depository Receipt
+	All or a portion of this security is out on loan as of September 30, 2015. Total value of securities out on loan was $7,172,230.
^	Investments purchased with cash proceeds from securities lending. Total cash collateral had a value of $7,278,840 as of September 30, 2015.

WBI Tactical Income Shares
Schedule of Investments
September 30, 2015 (Unaudited)

Shares		Security Description	Value
COMMON STOCKS - 9.2%
Consumer Discretionary - 3.7%
106,276		L Brands, Inc.	$9,578,656
23,992		The Home Depot, Inc.	2,770,836
			12,349,492
Consumer Staples - 4.1%
248,855		Altria Group, Inc. +	13,537,712
Industrials - 1.4%
23,228		Lockheed Martin Corporation	4,815,397
TOTAL COMMON STOCKS (Cost $30,469,305)			30,702,601

EXCHANGE TRADED FUNDS - 76.8%
615,878		Guggenheim Bullet Shares 2020 Corporate Bond ETF	13,105,884
215,369		Guggenheim Bullet Shares 2022 Corporate Bond ETF	4,438,755
236,919		iShares Barclays 7-10 Year Treasury Bond Fund +	25,556,453
293,040		iShares 10+ Year Credit Bond ETF	16,712,071
97,800		iShares 10-20 Year Treasury Bond ETF	13,424,028
383,285		iShares Aaa - A Rated Corporate Bond ETF	19,566,699
112,368		iShares Core U.S. Aggregate Bond ETF	12,313,285
102,850		iShares Core US Credit Bond ETF	11,155,111
219,964		iShares iBoxx $ Investment Grade Corporate Bond ETF +	25,535,621
138,474		iShares International Treasury Bond ETF	12,650,985
128,050		iShares MBS ETF	14,036,841
115,326		PIMCO Total Return Active ETF +	12,162,280
379,025		SPDR Barclays International Treasury Bond ETF	19,735,832
266,633		Vanguard Mortgage-Backed Securities ETF	14,227,537
303,055		Vanguard Intermediate-Term Bond ETF	25,711,186
187,162		Vanguard Long-Term Bond ETF	16,721,053
TOTAL EXCHANGE TRADED FUNDS (Cost $256,261,447)			257,053,621

EXCHANGE TRADED NOTES - 0.9%
115,186		iPATH S&P 500 VIX Short-Term Futures ETN *	2,948,761
TOTAL EXCHANGE TRADED NOTES (Cost $3,350,844)			2,948,761

SHORT-TERM INVESTMENTS - 31.2%
73,409,238		Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (a)	73,409,238
30,885,616		Mount Vernon Securities Lending Prime Portfolio, 0.25% (a) ^	30,885,616
TOTAL SHORT-TERM INVESTMENTS (Cost $104,294,854)			104,294,854

TOTAL INVESTMENTS - 118.1% (Cost $394,376,450)			394,999,837
Liabilities in Excess of Other Assets - (18.1)%			(60,583,395)
NET ASSETS - 100.0%			$334,416,442

	*	Non-income producing security.
	(a)	The rate quoted was the annualized seven-day yield as of September 30, 2015
	+	All or a portion of this security is out on loan as of September 30, 2015. Total value of securities out on loan was $30,109,657.
	^	Investments purchased with cash proceeds from securities lending. Total cash collateral had a value of $30,885,616 as of September 30, 2015.

SCHEDULE OF OPTIONS WRITTEN AT SEPTEMBER 30, 2015 (UNAUDITED)

Contracts (100 shares per contract)		Value
	Options Written
1,000	L Brands, Inc. Call Option, Expires 10/16/2015 Strike $97.50*	$(15,000)
	Total Options Written
	(Premiums received $61,499)	$(15,000)

WBI Tactical High Income Shares
Schedule of Investments
September 30, 2015 (Unaudited)

Shares		Security Description	Value
COMMON STOCKS - 10.0%
Consumer Discretionary - 3.0%
82,555		L Brands, Inc.	$7,440,682
Consumer Staples - 4.1%
183,540		Altria Group, Inc.	9,984,576
Industrials - 2.9%
34,499		Lockheed Martin Corporation	7,151,988
TOTAL COMMON STOCKS (Cost $24,308,792)			24,577,246

EXCHANGE TRADED FUNDS - 58.1%
395,834		Guggenheim Bullet Shares 2019 High Yield Corporate Bond ETF +	9,333,766
393,827		Guggenheim Bullet Shares 2020 High Yield Corporate Bond ETF	9,258,873
161,227		Guggenheim Bullet Shares 2022 Corporate Bond ETF	3,322,888
320,597		iShares S&P U.S. Preferred Stock Index Fund +	12,375,044
162,735		iShares Aaa - A Rated Corporate Bond ETF	8,307,622
47,329		iShares Core U.S. Aggregate Bond ETF	5,186,312
144,998		iShares iBoxx $ High Yield Corporate Bond ETF +	12,076,883
65,493		iShares iBoxx $ Investment Grade Corporate Bond ETF+	7,603,082
57,795		iShares International Treasury Bond ETF +	5,280,151
48,587		PIMCO Total Return Active ETF	5,123,985
901,380		PowerShares Preferred ETF +	13,142,120
335,643		SPDR Barclays High Yield Bond ETF +	11,969,029
160,925		SPDR Barclays International Treasury Bond ETF	8,379,365
212,067		Vanguard Mortgage-Backed Securities ETF	11,315,895
90,040		Vanguard Intermediate-Term Bond ETF	7,638,994
136,243		Vanguard Long-Term Bond ETF	12,171,950
TOTAL EXCHANGE TRADED FUNDS (Cost $145,652,606)			142,485,959

EXCHANGE TRADED NOTES - 0.9%
85,145		iPATH S&P 500 VIX Short-Term Futures ETN *	2,179,712
TOTAL EXCHANGE TRADED NOTES (Cost 2,467,922)			2,179,712

Par Value		Security Description	Value
US GOVERNMENT NOTES - 4.6%
		United States Treasury Notes
6,700,000		10/31/2016, 0.375%	$6,699,430
4,500,000		10/31/2017, 0.750%	4,507,268
TOTAL US GOVERNMENT NOTES (Cost $11,178,353)			11,206,698

Shares		Security Description	Value
SHORT-TERM INVESTMENTS - 34.9%
58,477,609		Invesco STIT-Treasury Portfolio - Institutional Class, 0.02% (a)	$58,477,609
27,172,628		Mount Vernon Securities Lending Prime Portfolio, 0.25% (a) ^	27,172,628
TOTAL SHORT-TERM INVESTMENTS (Cost $85,650,237)			85,650,237

TOTAL INVESTMENTS - 108.5% (Cost $269,257,910)			266,099,852
Liabilities in Excess of Other Assets - (8.5)%			(20,964,418)
NET ASSETS - 100.0%			$245,135,434

	*	Non-income producing security.
	(a)	The rate quoted was the annualized seven-day yield as of September 30, 2015
	+	All or a portion of this security is out on loan as of September 30, 2015. Total value of securities out on loan is $26,400,775.
	^	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $27,172,628 as of September 30, 2015.

SCHEDULE OF OPTIONS WRITTEN AT SEPTEMBER 30, 2015 (UNAUDITED)

Contracts (100 shares per contract)		Value
	Options Written
1,700	Altria Group, Inc. Call option, Expires 10/16/2015 Strike $57.50*	$(21,250)
760	L Brands, Inc. Call Option, Expires 10/16/2015 Strike $97.50*	(11,400)
	Total Options Written
	(Premiums received $84,138)	$(32,650)

Notes to Schedules of Investments
September 30, 2015
(Unaudited)

NOTE 1 — ORGANIZATION
Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following ten separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI SMID Tactical Growth Shares
WBI SMID Tactical Value Shares
WBI SMID Tactical Yield Shares
WBI SMID Tactical Select Shares
WBI Large Cap Tactical Growth Shares
WBI Large Cap Tactical Value Shares
WBI Large Cap Tactical Yield Shares
WBI Large Cap Tactical Select Shares
WBI Tactical Income Shares
WBI Tactical High Income Shares

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
A. Valuation:
All equity securities, including domestic common stocks, preferred stocks, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market, NASDAQ Select Market and NASDAQ Capital Market
(collectively “NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Debt securities are valued in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

The decision whether to fair value a portfolio security or other asset will be made by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund
Services, LLC (“USBFS”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the
NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’
Valuation Committee’s assumptions used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2015:

WBI SMID Tactical Growth Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$71,600,868	$-	$-	$71,600,868
Exchange Traded Notes	1,433,779	-	-	1,433,779
Short-Term Investments	50,416,459	-	-	50,416,459
Total Investments in Securities	$123,451,106	$-	$-	$123,451,106

WBI SMID Tactical Value Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$59,791,813	$-	$-	$59,791,813
Real Estate Investment Trusts	918,147	-	-	918,147
Exchange Traded Notes	1,302,195	-	-	1,302,195
Short-Term Investments	51,959,984	-	-	51,959,984
Total Investments in Securities	$113,972,139	$-	$-	$113,972,139

Notes to Schedules of Investments
September 30, 2015
(Unaudited)

WBI SMID Tactical Yield Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$61,140,057	$-	$-	$61,140,057
Real Estate Investment Trusts	2,587,165	-	-	2,587,165
Exchange Traded Notes	1,816,935	-	-	1,816,935
Short-Term Investments	84,254,626	-	-	84,254,626
Total Investments in Securities	$149,798,783	$-	$-	$149,798,783

WBI SMID Tactical Select Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$40,568,751	$-	$-	$40,568,751
Real Estate Investment Trusts	1,734,360	-	-	1,734,360
Exchange Traded Notes	1,228,134	-	-	1,228,134
Short-Term Investments	46,311,597	-	-	46,311,597
Total Investments in Securities	$89,842,842	$-	$-	$89,842,842

WBI Large Cap Tactical Growth Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$59,383,158	$-	$-	$59,383,158
Exchange Traded Notes	1,682,227	-	-	1,682,227
Short-Term Investments	74,461,034	-	-	74,461,034
Total Investments in Securities	$135,526,419	$-	$-	$135,526,419

WBI Large Cap Tactical Value Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$28,006,503	$-	$-	$28,006,503
Real Estate Investment Trusts	1,057,161	-	-	$1,057,161
Exchange Traded Notes	1,498,086	-	-	1,498,086
Short-Term Investments	79,653,702	-	-	79,653,702
Total Investments in Securities	$110,215,452	$-	$-	$110,215,452

WBI Large Cap Tactical Yield Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$34,720,014	$-	$-	$34,720,014
Real Estate Investment Trusts	2,574,458	-	-	2,574,458
Exchange Traded Notes	1,837,388	-	-	1,837,388
Short-Term Investments	93,901,190	-	-	93,901,190
Total Investments in Securities	$133,033,050	$-	$-	$133,033,050

WBI Large Cap Tactical Select Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$28,478,115	$-	$-	$28,478,115
Real Estate Investment Trusts	2,227,158	-	-	2,227,158
Exchange Traded Notes	1,581,875	-	-	1,581,875
Short-Term Investments	91,350,652	-	-	91,350,652
Total Investments in Securities	$123,637,800	$-	$-	$123,637,800

WBI Tactical Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$30,702,601	$-	$-	$30,702,601
Exchange Traded Funds	257,053,621	-	-	257,053,621
Exchange Traded Notes	2,948,761	-	-	2,948,761
Short-Term Investments	104,294,854	-	-	104,294,854
Total Investments in Securities	$394,999,837	$-	$-	$394,999,837
Written Options	$(15,000)	$-	$-	$(15,000)

WBI Tactical High Income Shares
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$24,577,246	$-	$-	$24,577,246
Exchange Traded Funds	142,485,959	-	-	142,485,959
Exchange Traded Notes	2,179,712	-	-	2,179,712
US Government Notes	11,206,698	-	-	11,206,698
Short-Term Investments	85,650,237	-	-	85,650,237
Total Investments in Securities	$266,099,852	$-	$-	$266,099,852
Written Options	$(32,650)	$-	$-	$(32,650)

^See Schedule of Investments for breakout of investments by industry classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2015, the Funds recognized no transfers to or from Level 1, 2 or 3.

Notes to Schedules of Investments
September 30, 2015
(Unaudited)

Options Contracts. When the Funds write an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When the Funds purchase an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The Funds have adopted financial reporting rules that require enhanced disclosure regarding derivatives and economic hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may invest, at the time of purchase, up to 20% of the Funds’ net assets in equity options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Funds’ exposure to certain selected securities. The Funds may employ these techniques as economic hedging tools as well as speculatively to enhance returns. Other than when used for economic hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines. As an economic hedging tool, options may help cushion the impact of market declines but may reduce the Funds’ participation in a market advance.

The following table is a summary of options held by the Funds as of September 30, 2015:				Market Value of Options Written	Net Unrealized Gain/(Loss) on Open Positions
Fund*	Instruments
WBI Tactical Income Shares	Equity Options Contract - Written			$15,000	$46,499
WBI Tactical High Income Shares	Equity Options Contract - Written			32,650	51,488

The activity in written options during the three months ended September 30, 2015, is as follows:

		WBI Tactical Income Shares*		WBI Tactical High Income Shares*
		Contracts	Premiums	Contracts	Premiums
Options outstanding, June 30, 2015		-	$-	-	$-
Options Written		2,900	78,598	2,460	84,138
Options exercised		-	-	-	-
Options expired		-	-	-	-
Options closed		(1,900)	(17,099)	-	-
Options outstanding, September 30, 2015		1,000	$61,499	2,460	$84,138

*The above were the only Funds with derivatives activity.

Notes to Schedules of Investments
September 30, 2015
(Unaudited)

B. Securities Lending:
The Funds may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S Bank N.A (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of September 30, 2015 Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the
Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

C. Tax Information:
The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

WBI SMID Tactical Growth Shares
Cost of investments	$123,858,016
Gross unrealized appreciation	626,689
Gross unrealized depreciation	(1,033,599)
Net unrealized depreciation	$(406,910)

WBI SMID Tactical Value Shares
Cost of investments	$114,667,856
Gross unrealized appreciation	653,115
Gross unrealized depreciation	(1,348,832)
Net unrealized depreciation	$(695,717)

WBI SMID Tactical Yield Shares
Cost of investments	$150,456,386
Gross unrealized appreciation	870,519
Gross unrealized depreciation	(1,528,122)
Net unrealized depreciation	$(657,603)

WBI SMID Tactical Select Shares
Cost of investments	$90,459,734
Gross unrealized appreciation	472,241
Gross unrealized depreciation	(1,089,133)
Net unrealized depreciation	$(616,892)

WBI Large Cap Tactical Growth Shares
Cost of investments	$135,962,356
Gross unrealized appreciation	751,065
Gross unrealized depreciation	(1,187,002)
Net unrealized depreciation	$(435,937)

WBI Large Cap Tactical Value Shares
Cost of investments	$110,605,322
Gross unrealized appreciation	178,983
Gross unrealized depreciation	(568,853)
Net unrealized depreciation	$(389,870)

WBI Large Cap Tactical Yield Shares
Cost of investments	$133,016,272
Gross unrealized appreciation	658,941
Gross unrealized depreciation	(642,163)
Net unrealized appreciation	$16,778

WBI Large Cap Tactical Select Shares
Cost of investments	$124,703,940
Gross unrealized appreciation	76,820
Gross unrealized depreciation	(1,142,960)
Net unrealized depreciation	$(1,066,140)

WBI Tactical Income Shares
Cost of investments	$394,631,369
Gross unrealized appreciation	1,501,576
Gross unrealized depreciation	(1,133,108)
Net unrealized appreciation	$368,468

WBI Tactical High Income Shares
Cost of investments	$269,257,910
Gross unrealized appreciation	481,642
Gross unrealized depreciation	(3,639,700)
Net unrealized depreciation	$(3,158,058)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds' previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Notes to Schedules of Investments
September 30, 2015
(Unaudited)

NOTE 3 — Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund maybe subject to other risks in addition to these identified risk. This section discusses certain common principal risks encountered by the Funds.

Active Management Risk — An investment in each Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the
Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment strategies, including its models, stop loss and goal setting process, do not produce the expected results, the market value or NAV of a Fund’s shares would decrease.

Counterparty Risk — Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with the over-the-counter (“OTC”) derivatives transactions. In those instances, another ETF holding such derivatives will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

Debt Securities Risk — Interest rates may go up resulting in a decrease in the value of the debt securities held directly by a Fund or indirectly through ETPs in which a Fund invests. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.
Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.
Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

Market Risk — Either the stock market as a whole, or the value of an investment held by a Fund, goes down resulting in a decrease in the market value or NAV of a Fund’s shares.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title)     /s/ Don Schreiber, Jr.
          Don Schreiber Jr., President and Principal Executive Officer

Date   November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Don Schreiber, Jr.
      Don Schreiber Jr., President and Principal Executive Officer

Date   November 27, 2015

By (Signature and Title)*  /s/ Paul Lagermasini
  Paul Lagermasini, Chief Financial Officer

Date   November 27, 2015

* Print the name and title of each signing officer under his or her signature.